Trade Notes and Accounts Receivable, Net - Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Notes and Accounts Receivable, Net
Beginning Balance	$ (3,866,492)	$ (3,679,505)
Impairment provision	(2,007,316)	(2,461,596)
Write-off of receivables	1,331,319	1,440,582
Unused amounts reversed	885,410	834,027
Ending Balance	$ (3,657,079)	$ (3,866,492)